UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY TOTAL RETURN BOND FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY TOTAL RETURN BOND FUND

Schedule of Investments (unaudited)			October 31, 2004
FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 46.2%
CONSUMER DISCRETIONARY - 6.7%
Automotive - 3.4%
$4,775,000	BBB-	Ford Motor Co., Debentures, 8.875% due 1/15/22	$5,296,721
1,480,000	BBB-	General Motors Corp., Debentures, 9.400% due 7/15/21	1,676,930

			6,973,651

Media - 2.6%
4,250,000	A-	Viacom Inc., Sr. Debentures, 7.875% due 7/30/30	5,390,458

Multiline Retail - 0.7%
750,000	BB+	J.C. Penney Co., Inc., Debentures, 7.650% due 8/15/16	855,000
500,000	A+	Target Corp., Debentures, 6.750% due 1/1/28	579,908

			1,434,908

		TOTAL CONSUMER DISCRETIONARY	13,799,017

CONSUMER STAPLES - 9.3%
Food, Beverage & Tobacco - 7.9%

2,475,000	BBB	Altria Group, Inc., Debentures, 7.750% due 1/15/27	2,650,364
		Coca-Cola Enterprises Inc., Debentures:
5,300,000	A	6.750% due 9/15/23 (b)	6,081,490
1,000,000	A	6.750% due 9/15/28	1,161,249
5,775,000	BBB	Tyson Foods, Inc., Notes, 7.000% due 5/1/18 (b)	6,417,411

			16,310,514

Personal Products - 1.4%
2,600,000	AA-	The Procter & Gamble Co., Debentures, 6.450% due 1/15/26	2,982,130

		TOTAL CONSUMER STAPLES	19,292,644

ENERGY - 0.4%
Oil & Gas - 0.4%
200,000	BBB	Halliburton Co., Debentures, 8.750% due 2/15/21	259,470
500,000	A-	Transocean Inc., Debentures, 8.000% due 4/15/27	624,964

		TOTAL ENERGY	884,434

FINANCIALS - 13.4%
Diversified Financials - 5.6%
3,000,000	A-	BankAmerica Institutional Capital A, Trust Preferred Securities, Series A, 8.070% due 12/31/26 (c)	3,332,862
1,000,000	A	Bank One Corp., Sub. Debentures, 7.625% due 10/15/26	1,227,051
500,000	A	BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30	618,090
1,250,000	A	Boeing Capital Corp., Sr. Notes, 6.100% due 3/1/11	1,375,408

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND
Schedule of Investments (unaudited) (continued)			October 31, 2004
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Diversified Financials - 5.6% (continued)
$2,200,000	BBB-	Duke Capital Corp., Sr. Notes, 8.000% due 10/1/19	$2,679,640
2,000,000	A+	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	2,461,404

			11,694,455

Insurance - 7.8%
7,775,000	BBB-	CNA Financial Corp., Notes, 6.950% due 1/15/18 (b)	8,288,819
6,425,000	A+	Lion Connecticut Holdings Inc., Debentures, 7.625% due 8/15/26 (b)	7,761,683

			16,050,502

		TOTAL FINANCIALS	27,744,957

HEALTHCARE - 0.4%
Pharmaceuticals - 0.4%
725,000	A+	Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26	841,935

		TOTAL HEALTHCARE	841,935

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.4%
775,000	A	Rockwell International Corp., Debentures, 6.700% due 1/15/28	888,741
1,500,000	A	United Technologies Corp., Debentures, 8.750% due 3/1/21	2,046,196

			2,934,937

Airlines - 0.4%
848,033	BBB+	Continental Airlines Inc., Pass-Through Certificates, Series 2000-1, Class A-1, 8.048% due 11/1/20	829,397

Machinery - 2.1%
2,750,000	A	Caterpillar Inc., Notes, 6.625% due 7/15/28	3,178,838
1,000,000	A+	Dover Corp., Notes, 6.500% due 2/15/11	1,129,999

			4,308,837

		TOTAL INDUSTRIALS	8,073,171

MATERIALS - 7.8%
Chemicals - 7.2%
5,000,000	B+	ARCO Chemical Co., Debentures, 9.800% due 2/1/20	5,575,000
6,670,000	BB+	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08 (b)	7,036,850
2,000,000	A	PPG Industries Inc., Debentures, 7.400% due 8/15/19	2,407,786

			15,019,636

Metals/Mining - 0.6%
1,000,000	A-	Alcoa Inc., Notes, 6.750% due 1/15/28	1,156,108

		TOTAL MATERIALS	16,175,744

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND
Schedule of Investments (unaudited) (continued)			October 31, 2004
FACE AMOUNT	RATING(a)	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
$2,000,000	A	BellSouth Telecommunications, Inc., Debentures, 6.375% due 6/1/28	$2,096,456
4,775,000	BBB	Motorola, Inc., Debentures, 6.500% due 11/15/28	5,045,236

		TOTAL TELECOMMUNICATION SERVICES	7,141,692

UTILITIES - 0.9%
Gas Utilities - 0.9%
1,775,000	BBB+	ONEOK, Inc., Debentures, 6.875% due 9/30/28	1,957,694

		TOTAL UTILITIES	1,957,694

		TOTAL CORPORATE BONDS AND NOTES (Cost - $88,691,729)	95,911,288

MUNICIPAL BONDS - 48.9%
Arizona - 2.3%
4,300,000	AAA	Phoenix, AZ IDA Revenue, America West Arena, AMBAC-Insured, 7.125% due 12/1/21 (d)	4,731,892

California - 15.8%
2,350,000	AAA	Alameda Corridor Transportation Authority Revenue, Series C, MBIA-Insured, 6.600% due 10/1/29	2,680,763
		Fresno, CA Joint Powers Financing Authority, Lease Revenue, Series B, FSA-Insured:
1,000,000	AAA	6.930% due 6/1/23	1,191,110
1,000,000	AAA	7.030% due 6/1/31	1,207,550
5,000,000	AAA	Fresno, CA Taxable Pension Obligation Revenue, MBIA-Insured, 6.550% due 6/1/29	5,837,650
1,500,000	AAA	Los Angeles, CA Convention and Exhibition Center Authority, Lease Revenue, Series A, MBIA-Insured, 7.125% due 8/15/24	1,602,750
7,980,000	AAA	Monrovia, CA Redevelopment Agency, Tax Allocation, (Center Redevelopment Project), Series A, AMBAC-Insured, 7.050% due 5/1/29 (b)	8,495,189
5,000,000	AAA	Oakland, CA Revenue, 1800 Harrison Foundation, Series A, AMBAC-Insured, 8.500% due 1/1/29 (b)	5,972,500
2,040,000	AAA	Pinole, CA Redevelopment Agency, Tax Allocation, Series B, MBIA-Insured, 6.750% due 8/1/17	2,202,976
1,300,000	AAA	San Dieguito, CA Public Facilities Authority Revenue, Series B, AMBAC-Insured, 7.000% due 8/1/18	1,441,297

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND
Schedule of Investments (unaudited) (continued)			October 31, 2004
FACE AMOUNT	RATING(a)	SECURITY	VALUE
California - 15.8% (continued)
$2,000,000	AAA	Union City, CA Community Redevelopment Agency, Tax Allocation, Series B, AMBAC-Insured, 7.250% due 10/1/33	$2,198,080

			32,829,865

Connecticut - 2.8%
4,500,000	AAA	Bridgeport, CT GO, Taxable Pension Bonds, FGIC-Insured, 7.640% due 1/15/30	5,841,270

Georgia - 2.4%
4,500,000	AAA	De Kalb County, GA Development Authority Revenue (Regional Office Project), MBIA-Insured, 6.875% due 3/1/20	4,939,785

Kentucky - 1.6%
3,000,000	AAA	Owensboro, KY Electric Light and Power System Revenue, Series A, FSA-Insured, 6.340% due 1/1/20	3,257,010

Maryland - 4.2%
6,800,000	Aaa*	Maryland State Transportation Authority Limited Obligation Revenue, MBIA-Insured, 6.650% due 7/1/32 (b)	7,914,928
860,000	Aa2*	Montgomery County, MD Housing Opportunities, Community Single-Family Mortgage Revenue, Series C, 7.000% due 7/1/30	895,294

			8,810,222

Massachusetts - 3.0%
5,800,000	AAA	Northeastern University, MA Revenue, Series A, MBIA-Insured, 7.040% due 10/1/28 (b)	6,159,136

New Jersey - 3.6%
7,000,000	AAA	New Jersey EDA Revenue, Series B, AMBAC-Insured, 5.800% due 4/1/25 (b)	7,441,980

New York - 0.8%
1,640,000	Aa1*	New York State Housing Finance Agency Revenue, MFH Secured Mortgage, Series B, SONYMA-Insured, 6.370% due 8/15/34	1,682,230

Oregon - 2.8%
4,000,000	Aaa*	Corvallis, OR GO, AMBAC-Insured, 6.500% due 1/1/30	4,601,240
1,000,000	AAA	Eugene, OR Electric Utility Revenue, Series A, FSA-Insured, 6.320% due 8/1/22	1,124,930

			5,726,170

Pennsylvania - 2.3%
1,685,000	AAA	Delaware River Port Authority, (Pennsylvania Port District Project), Series A, FSA-Insured, 7.630% due 1/1/21 (d)	2,133,041

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND
Schedule of Investments (unaudited) (continued)			October 31, 2004
FACE AMOUNT	RATING(a)	SECURITY	VALUE
Pennsylvania - 2.3% (continued)
$2,295,000	AAA	York County, PA IDA, Economic Development Revenue, Series B, FGIC-Insured, 6.875% due 10/1/18	$2,585,868

			4,718,909

Texas - 4.9%
2,500,000	AAA	Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, MBIA-Insured, 7.070% due 11/1/24	2,739,675
6,780,000	AAA	Tyler, TX Health Facilities Development Corp., Hospital Revenue, East Texas, Series E, FSA-Insured, Remarketed 2/17/99, 7.830% due 11/1/27 (b)	7,450,067

			10,189,742

Virginia - 2.4%
5,000,000	AAA	Virginia State HDA Revenue, 6.020% due 1/1/28	5,060,350

		TOTAL MUNICIPAL BONDS (Cost - $90,920,700)	101,388,561

REPURCHASE AGREEMENT - 3.5%
7,321,000		Goldman Sachs & Co., 1.840% due 11/1/04; Proceeds at maturity - $7,322,123; (Fully collateralized by U.S. Treasury Notes and Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $7,442,198) (Cost - $7,321,000)	7,321,000

		TOTAL INVESTMENTS - 98.6% (Cost - $186,933,429**)	204,620,849
		Other Assets in Excess of Liabilities - 1.4%	2,894,522

		TOTAL NET ASSETS - 100.0%	$207,515,371

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
(d)	All or a portion of this security is held as collateral for open futures contracts.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 6 and 7 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

SMITH BARNEY TOTAL RETURN BOND FUND
Schedule of Investments (unaudited) (continued)	October 31, 2004
Summary of Investments by Investment Type*

Municipal Bonds	49.5%
Corporate Bonds & Notes	46.9
Repurchase Agreement	3.6

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2004 and are subject to change.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

Abbreviations* (unaudited) (continued)

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Total Return Bond Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

(d) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,676,836
Gross unrealized depreciation	(1,989,416)

Net unrealized appreciation	$17,687,420

At October 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contract to Sell:
20 Year U.S. Treasury Bond	650	12/04	$71,800,236	$73,998,438	$(2,198,202)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date December 27, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date December 27, 2004